Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Kitara Media Corp. and Subsidiaries
Entity Central Index Key	0001350773
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective dateuntil the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter becomeeffective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on suchdate as the Commission, acting pursuant to said Section 8(a), may determine.
Document Type	S-1
Document Period End Date	Mar. 31, 2014
Entity Filer Category	Smaller Reporting Company